Severance and Retention	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Severance and Retention

Note 14 – Severance and retention
In connection with the Company’s continued integration and realignment efforts following the 2016 acquisition of Kroll Ontrack, LLC, the Company recorded severance and retention expense of $2.5 million and $1.4 million during the years ended December 31, 2020 and 2019, comprised of employee severance and other employee-related costs associated with a reduction in workforce of 39 and 33 employees for 2020 and 2019, respectively. Severance and retention expense are included in the Consolidated Statements of Comprehensive Loss as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Costs of revenues	$950	$301
General and administrative	469	567
Sales and marketing	1,076	516
Research and development	8	19

Total	$2,503	$1,403

The activity and balance of severance-related liabilities, which are recorded within Accounts payable and accrued expense in our Consolidated Balance Sheet, are as follows (in thousands):

Balance at December 31, 2018	$555
Payments	(1,600)
Expense	1,403

Balance at December 31, 2019	$358
Payments	(1,395)
Expense	2,503

Balance at December 31, 2020	$1,466